Short-Term and Long-Term Bank Loans (Summary of Bank Loans) (Details) In Thousands, unless otherwise specified					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 7, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 7, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 25, 2011 to May 7, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 14, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 14, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 25, 2011 to May 14, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 21, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 21, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 25, 2011 to May 21, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 30, 2011 to April 17, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 30, 2011 to April 17, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 30, 2011 to April 17, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] April 26, 2011 to April 25, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] April 26, 2011 to April 25, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] April 26, 2011 to April 25, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 11, 2012 to May 7, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 11, 2012 to May 7, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 11, 2012 to May 7, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 8, 2012 to April 5, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 8, 2012 to April 5, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 8, 2012 to April 5, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 15, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 15, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 9, 2012 to April 15, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 26, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 26, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 9, 2012 to April 26, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] January 16, 2009 to January 12, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] January 16, 2009 to January 12, 2012 [Member] CNY	Dec. 31, 2011 Bank of Weifang [Member] January 16, 2009 to January 12, 2012 [Member] CNY	Dec. 31, 2011 Bank of Weifang [Member] January 13, 2010 to January 12, 2012 [Member] CNY	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2011 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2012 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2012 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] CNY
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate							7.87%			7.87%			7.87%			7.87%			4.27%				7.87%	7.87%		7.87%	7.87%		7.87%	7.87%		7.87%	7.87%	0.00%	0.00%	6.35%	6.35%	6.35%
Short-term borrowings	$ 17,656	110,000	168,501				30,000			35,000			35,000			30,000			18,501				$ 1,605	10,000		$ 4,815	30,000		$ 5,618	35,000		$ 5,618	35,000	10,000	10,000	$ 1,605	10,000	10,000
Long-term loan	1,605	10,000	10,000
Total loans payable	19,261	120,000	178,501	172,000
Weighted average interest rate of short-term bank loans	7.66%	7.66%	5.77%
Repayments of bank debt					4,815	30,000		5,618	35,000		5,618	35,000		4,815	30,000		2,970	18,501
Annual principal payment																																							538	3,350
Remaining principal balance due in 2017																																							530	3,300
Debt instrument, face amount							30,000			35,000			35,000			30,000			18,501
Debt instrument maturity date																				Dec. 26, 2012	Dec. 26, 2012		Apr. 05, 2013	Apr. 05, 2013		Apr. 15, 2013	Apr. 15, 2013		Apr. 26, 2013	Apr. 26, 2013						May 07, 2013	May 07, 2013